Distribution Date:	11/18/24	BBCMS Mortgage Trust 2019-C5
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	6		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	7		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492JAS1	2.094000%	21,460,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05492JAT9	3.043000%	86,300,000.00	23,264,879.23	40.13	58,995.86	0.00	0.00	59,035.99	23,264,839.10	32.90%	30.00%
A-3	05492JAV4	2.805000%	187,000,000.00	187,000,000.00	0.00	437,112.50	0.00	0.00	437,112.50	187,000,000.00	32.90%	30.00%
A-4	05492JAW2	3.063000%	349,400,000.00	349,400,000.00	0.00	891,843.50	0.00	0.00	891,843.50	349,400,000.00	32.90%	30.00%
A-SB	05492JAU6	2.990000%	30,830,000.00	30,828,729.31	538,001.99	76,814.92	0.00	0.00	614,816.91	30,290,727.32	32.90%	30.00%
A-S	05492JAX0	3.366000%	94,017,000.00	94,017,000.00	0.00	263,717.69	0.00	0.00	263,717.69	94,017,000.00	22.21%	20.25%
B	05492JAY8	3.517000%	40,981,000.00	40,981,000.00	0.00	120,108.48	0.00	0.00	120,108.48	40,981,000.00	17.55%	16.00%
C	05492JAZ5	3.710000%	39,776,000.00	39,776,000.00	0.00	122,974.13	0.00	0.00	122,974.13	39,776,000.00	13.02%	11.88%
D	05492JAA0	2.500000%	25,313,000.00	25,313,000.00	0.00	52,735.42	0.00	0.00	52,735.42	25,313,000.00	10.14%	9.25%
E	05492JAC6	2.500000%	19,285,000.00	19,285,000.00	0.00	40,177.08	0.00	0.00	40,177.08	19,285,000.00	7.95%	7.25%
F	05492JAE2	2.701761%	22,902,000.00	22,902,000.00	0.00	51,563.11	0.00	0.00	51,563.11	22,902,000.00	5.35%	4.88%
G-RR	05492JAG7	3.951761%	9,642,000.00	9,642,000.00	0.00	31,752.40	0.00	0.00	31,752.40	9,642,000.00	4.25%	3.88%
H-RR*	05492JAJ1	3.951761%	37,366,303.00	37,366,303.00	0.00	116,034.72	0.00	0.00	116,034.72	37,366,303.00	0.00%	0.00%
VRR Interest	BCC2M0QM5	3.951761%	37,048,884.73	33,802,398.18	20,672.44	111,046.21	0.00	0.00	131,718.65	33,781,725.74	0.00%	0.00%
R	05492JAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,001,321,187.73	913,578,309.72	558,714.56	2,374,876.02	0.00	0.00	2,933,590.58	913,019,595.16

X-A	05492JBA9	0.975065%	674,990,000.00	590,493,608.55	0.00	479,807.88	0.00	0.00	479,807.88	589,955,566.42
X-B	05492JBB7	0.472065%	174,774,000.00	174,774,000.00	0.00	68,753.93	0.00	0.00	68,753.93	174,774,000.00
X-D	05492JAL6	1.451761%	44,598,000.00	44,598,000.00	0.00	53,954.70	0.00	0.00	53,954.70	44,598,000.00
X-F	05492JAN2	1.250000%	22,902,000.00	22,902,000.00	0.00	23,856.25	0.00	0.00	23,856.25	22,902,000.00
Notional SubTotal			917,264,000.00	832,767,608.55	0.00	626,372.76	0.00	0.00	626,372.76	832,229,566.42

Deal Distribution Total					558,714.56	3,001,248.78	0.00	0.00	3,559,963.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492JAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05492JAT9	269.58145110	0.00046501	0.68361367	0.00000000	0.00000000	0.00000000	0.00000000	0.68407868	269.58098610
A-3	05492JAV4	1,000.00000000	0.00000000	2.33750000	0.00000000	0.00000000	0.00000000	0.00000000	2.33750000	1,000.00000000
A-4	05492JAW2	1,000.00000000	0.00000000	2.55250000	0.00000000	0.00000000	0.00000000	0.00000000	2.55250000	1,000.00000000
A-SB	05492JAU6	999.95878398	17.45059974	2.49156406	0.00000000	0.00000000	0.00000000	0.00000000	19.94216380	982.50818424
A-S	05492JAX0	1,000.00000000	0.00000000	2.80500005	0.00000000	0.00000000	0.00000000	0.00000000	2.80500005	1,000.00000000
B	05492JAY8	1,000.00000000	0.00000000	2.93083331	0.00000000	0.00000000	0.00000000	0.00000000	2.93083331	1,000.00000000
C	05492JAZ5	1,000.00000000	0.00000000	3.09166658	0.00000000	0.00000000	0.00000000	0.00000000	3.09166658	1,000.00000000
D	05492JAA0	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	05492JAC6	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	05492JAE2	1,000.00000000	0.00000000	2.25146756	0.00000000	0.00000000	0.00000000	0.00000000	2.25146756	1,000.00000000
G-RR	05492JAG7	1,000.00000000	0.00000000	3.29313420	0.00000000	0.00000000	0.00000000	0.00000000	3.29313420	1,000.00000000
H-RR	05492JAJ1	1,000.00000000	0.00000000	3.10533049	0.18780343	0.44255087	0.00000000	0.00000000	3.10533049	1,000.00000000
VRR Interest	BCC2M0QM5	912.37289398	0.55797739	2.99728887	0.00727741	0.01714977	0.00000000	0.00000000	3.55526626	911.81491659
R	05492JAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492JBA9	874.81830627	0.00000000	0.71083702	0.00000000	0.00000000	0.00000000	0.00000000	0.71083702	874.02119501
X-B	05492JBB7	1,000.00000000	0.00000000	0.39338763	0.00000000	0.00000000	0.00000000	0.00000000	0.39338763	1,000.00000000
X-D	05492JAL6	1,000.00000000	0.00000000	1.20980089	0.00000000	0.00000000	0.00000000	0.00000000	1.20980089	1,000.00000000
X-F	05492JAN2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/24 - 10/30/24	30	0.00	58,995.86	0.00	58,995.86	0.00	0.00	0.00	58,995.86	0.00
A-3	10/01/24 - 10/30/24	30	0.00	437,112.50	0.00	437,112.50	0.00	0.00	0.00	437,112.50	0.00
A-4	10/01/24 - 10/30/24	30	0.00	891,843.50	0.00	891,843.50	0.00	0.00	0.00	891,843.50	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	76,814.92	0.00	76,814.92	0.00	0.00	0.00	76,814.92	0.00
X-A	10/01/24 - 10/30/24	30	0.00	479,807.88	0.00	479,807.88	0.00	0.00	0.00	479,807.88	0.00
X-B	10/01/24 - 10/30/24	30	0.00	68,753.93	0.00	68,753.93	0.00	0.00	0.00	68,753.93	0.00
A-S	10/01/24 - 10/30/24	30	0.00	263,717.69	0.00	263,717.69	0.00	0.00	0.00	263,717.69	0.00
B	10/01/24 - 10/30/24	30	0.00	120,108.48	0.00	120,108.48	0.00	0.00	0.00	120,108.48	0.00
C	10/01/24 - 10/30/24	30	0.00	122,974.13	0.00	122,974.13	0.00	0.00	0.00	122,974.13	0.00
X-D	10/01/24 - 10/30/24	30	0.00	53,954.70	0.00	53,954.70	0.00	0.00	0.00	53,954.70	0.00
X-F	10/01/24 - 10/30/24	30	0.00	23,856.25	0.00	23,856.25	0.00	0.00	0.00	23,856.25	0.00
D	10/01/24 - 10/30/24	30	0.00	52,735.42	0.00	52,735.42	0.00	0.00	0.00	52,735.42	0.00
E	10/01/24 - 10/30/24	30	0.00	40,177.08	0.00	40,177.08	0.00	0.00	0.00	40,177.08	0.00
F	10/01/24 - 10/30/24	30	0.00	51,563.11	0.00	51,563.11	0.00	0.00	0.00	51,563.11	0.00
G-RR	10/01/24 - 10/30/24	30	0.00	31,752.40	0.00	31,752.40	0.00	0.00	0.00	31,752.40	0.00
H-RR	10/01/24 - 10/30/24	30	9,487.72	123,052.25	0.00	123,052.25	7,017.52	0.00	0.00	116,034.72	16,536.49
VRR Interest	10/01/24 - 10/30/24	30	364.55	111,315.83	0.00	111,315.83	269.62	0.00	0.00	111,046.21	635.38
Totals			9,852.27	3,008,535.93	0.00	3,008,535.93	7,287.14	0.00	0.00	3,001,248.78	17,171.87

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Total Available Distribution Amount (1)	3,559,963.34
Non-VRR Available Funds	3,428,244.68
VRR Available Funds	131,718.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,022,272.83	Master Servicing Fee	6,014.75
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,892.33
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	393.35
ARD Interest	0.00	Operating Advisor Fee	1,239.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	196.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,022,272.83	Total Fees	13,736.93

Principal		Expenses/Reimbursements
Scheduled Principal	558,714.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,287.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	558,714.56	Total Expenses/Reimbursements	7,287.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,001,248.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	558,714.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,559,963.34
Total Funds Collected	3,580,987.39	Total Funds Distributed	3,580,987.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	913,578,309.72	913,578,309.72	Beginning Certificate Balance	913,578,309.72
(-) Scheduled Principal Collections	558,714.56	558,714.56	(-) Principal Distributions	558,714.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	913,019,595.16	913,019,595.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	913,578,309.75	913,578,309.75	Ending Certificate Balance	913,019,595.16
Ending Actual Collateral Balance	913,019,595.19	913,019,595.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP
$9,999,999 or less	19	112,276,869.59	12.30%	58	3.9221	2.217437	1.39 or less	10	130,793,325.41	14.33%	56	4.0181	1.015710
$10,000,000 to $19,999,999	16	216,948,475.24	23.76%	55	4.0002	2.290814	1.40 to 1.49	1	35,000,000.00	3.83%	54	4.1500	1.440000
$20,000,000 to $29,999,999	12	298,603,293.57	32.71%	58	3.8018	2.643881	1.50 to 1.59	1	2,048,342.47	0.22%	59	4.5500	1.530000
$30,000,000 to $39,999,999	4	136,260,000.00	14.92%	42	4.0666	1.995967	1.60 to 1.69	6	119,885,106.93	13.13%	35	4.3029	1.651387
$40,000,000 to $49,999,999	3	127,220,072.70	13.93%	59	3.3303	3.152682	1.70 to 1.79	7	96,189,354.54	10.54%	58	3.9417	1.758908
$50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.80 to 1.99	2	22,453,834.06	2.46%	59	4.2412	1.869051
Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656	2.00 to 2.49	9	164,264,632.74	17.99%	59	3.8493	2.205745
							2.50 or greater	18	320,674,114.95	35.12%	59	3.4883	3.900039
							Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP	Texas	9	26,529,434.73	2.91%	58	3.9388	2.294497
Alabama	2	19,831,646.26	2.17%	58	3.7419	2.864196	Virginia	4	52,570,594.08	5.76%	60	3.7102	3.149562
Arizona	3	32,700,313.87	3.58%	59	3.7823	3.321477	Washington, DC	1	36,000,000.00	3.94%	57	4.0400	2.020000
California	5	132,380,366.58	14.50%	55	3.9116	3.090434	Wyoming	1	932,995.61	0.10%	59	3.6500	2.610000
Colorado	1	2,048,342.47	0.22%	59	4.5500	1.530000	Totals	111	913,019,595.16	100.00%	55	3.8417	2.455656
Delaware	3	31,716,141.68	3.47%	58	4.1439	1.680092
									Property Type³
Florida	3	44,115,000.00	4.83%	58	3.9830	2.567930
Georgia	6	30,762,410.55	3.37%	59	3.9084	2.341875		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	23,500,000.00	2.57%	57	3.8200	2.670000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	13,374,315.25	1.46%	58	4.0011	2.107650	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP
Kansas	1	7,719,859.55	0.85%	59	3.9000	0.850000	Industrial	9	36,141,445.15	3.96%	59	3.8979	2.330358
Kentucky	2	1,816,729.56	0.20%	59	4.3160	1.840000	Lodging	8	102,866,739.56	11.27%	59	3.9663	2.219665
Louisiana	11	18,654,555.18	2.04%	58	3.9166	2.163105	Mixed Use	2	54,500,000.00	5.97%	58	4.0739	1.731468
Massachusetts	1	27,060,366.19	2.96%	59	3.7500	1.790000	Mobile Home Park	2	4,310,789.42	0.47%	60	4.3401	2.044337
Michigan	4	33,032,149.46	3.62%	60	3.7411	1.788500	Multi-Family	7	172,545,836.85	18.90%	56	3.8384	1.850384
Mississippi	8	10,878,068.19	1.19%	57	3.8090	2.510000	Office	15	200,468,174.18	21.96%	48	4.0171	2.180137
Montana	1	12,685,026.95	1.39%	60	3.9000	2.860000	Other	2	46,500,000.00	5.09%	59	3.3238	2.417849
New Jersey	2	73,850,000.00	8.09%	30	3.9509	2.017481	Retail	25	188,944,111.33	20.69%	55	3.8037	2.490992
New York	3	64,556,452.56	7.07%	59	3.4181	3.421971	Self Storage	37	85,031,614.55	9.31%	58	3.4200	5.324369
North Carolina	5	2,746,200.33	0.30%	58	3.9447	2.330622	Totals	111	913,019,595.16	100.00%	55	3.8417	2.455656
Ohio	9	65,522,685.70	7.18%	49	4.0870	1.974136
Oregon	1	6,983,648.24	0.76%	59	3.3450	5.410000
Pennsylvania	8	79,642,262.68	8.72%	58	3.7535	1.544049
South Carolina	5	5,076,142.24	0.56%	57	3.8090	2.510000
Tennessee	3	34,623,003.14	3.79%	60	3.3943	2.846992

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP
	3.249% or less	3	74,000,000.00	8.10%	59	2.9685	6.622973	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.749%	15	272,663,105.06	29.86%	59	3.4976	2.511554	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.750% to 3.999%	10	186,055,750.91	20.38%	58	3.8279	2.390679	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.249%	12	189,716,986.30	20.78%	58	4.1010	1.741197	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	9	114,961,064.62	12.59%	56	4.3601	1.457494	49 months or greater	54	891,308,711.10	97.62%	55	3.8385	2.477797
	4.500% to 4.749%	3	37,986,804.21	4.16%	2	4.7015	1.675531	Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656
	4.750% or greater	2	15,925,000.00	1.74%	14	4.8879	1.710298
	Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP
	59 months or less	41	689,452,511.39	75.51%	54	3.8592	2.490953	Interest Only	26	561,480,072.70	61.50%	53	3.7821	2.686710
	60 months or greater	13	201,856,199.71	22.11%	60	3.7676	2.432861	300 months or less	28	329,828,638.40	36.13%	59	3.9344	2.122155
	Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656	301 months to 357 months	0	0.00	0.00%	0	0.0000	0.000000
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	21,710,884.06	2.38%	59	3.9754	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	837,308,047.30	91.71%	55	3.8365	2.537323
	13 months to 24 months	4	54,000,663.80	5.91%	57	3.8681	1.554816
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	913,019,595.16	100.00%	55	3.8417	2.455656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A2A4A8	10204839	1	Various Various		Various	Actual/360	3.650%	142,129.20	0.00	0.00	N/A	10/01/29	--	45,220,072.70	45,220,072.70	11/01/24
2-A-1B	10206956	1	MF	Philadelphia	PA	Actual/360	3.498%	75,307.65	0.00	0.00	N/A	09/08/29	--	25,000,000.00	25,000,000.00	11/08/24
2-A-1D	10206958	1				Actual/360	3.498%	30,123.06	0.00	0.00	N/A	09/08/29	--	10,000,000.00	10,000,000.00	11/08/24
2-A-1E	10206959	1				Actual/360	3.498%	15,061.53	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	11/08/24
2-A-1F	10206960	1				Actual/360	3.498%	15,061.53	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	11/08/24
3-A2	10208269	1	RT	Brooklyn	NY	Actual/360	3.015%	109,042.50	0.00	0.00	N/A	10/06/29	--	42,000,000.00	42,000,000.00	11/06/24
4-A3	10200605	1	MF	San Francisco	CA	Actual/360	4.436%	95,496.91	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	11/10/24
4-A5	10200607	1				Actual/360	4.436%	57,298.14	0.00	0.00	N/A	02/10/29	--	15,000,000.00	15,000,000.00	11/10/24
5-A2-A3	10208270	1	98	Secaucus	NJ	Actual/360	3.300%	113,666.67	0.00	0.00	N/A	10/06/29	--	40,000,000.00	40,000,000.00	11/06/24
6-A-1-B	10203616	1	SS	Various	Various	Actual/360	3.809%	85,102.25	40,844.60	0.00	N/A	08/01/29	--	25,946,026.25	25,905,181.65	11/01/24
6-A-1-C	10203617	1				Actual/360	3.809%	31,519.35	15,127.63	0.00	N/A	08/01/29	--	9,609,639.41	9,594,511.78	11/01/24
7-A6-A7	10208271	1	MU	Washington	DC	Actual/360	4.040%	125,240.00	0.00	0.00	N/A	08/06/29	--	36,000,000.00	36,000,000.00	11/06/24
8-A-2	10202497	1	MF	Los Angeles	CA	Actual/360	4.150%	125,076.39	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	11/06/24
9	10208272	1	OF	Newark	NJ	Actual/360	4.720%	137,581.44	0.00	0.00	N/A	06/05/24	--	33,850,000.00	33,850,000.00	09/05/24
10	10205041	1	MF	Nashville	TN	Actual/360	3.300%	89,256.75	0.00	0.00	N/A	11/01/29	--	31,410,000.00	31,410,000.00	11/01/24
11-A2	10205948	1	LO	Brewster	MA	Actual/360	3.750%	87,548.37	51,386.31	0.00	N/A	10/01/29	--	27,111,752.50	27,060,366.19	11/01/24
12	10203267	1	OF	Sterling	VA	Actual/360	3.700%	93,703.53	0.00	0.00	N/A	11/01/29	--	29,410,000.00	29,410,000.00	11/01/24
13	10203159	1	RT	Grand Rapids	MI	Actual/360	3.650%	82,837.14	47,538.83	0.00	N/A	11/01/29	--	26,355,606.69	26,308,067.86	11/01/24
14	10208273	1	OF	King of Prussia	PA	Actual/360	3.973%	93,569.67	0.00	0.00	N/A	11/06/29	--	27,350,000.00	27,350,000.00	11/06/24
15-A-1-E	10203060	1	OF	Sunnyvale	CA	Actual/360	3.764%	81,027.54	0.00	0.00	07/06/29	06/06/34	--	25,000,000.00	25,000,000.00	11/06/24
17	10208275	1	OF	Wailuku	HI	Actual/360	3.820%	77,301.94	0.00	0.00	N/A	08/06/29	--	23,500,000.00	23,500,000.00	11/06/24
18	10208276	1	IN	Vandalia	OH	Actual/360	4.040%	80,014.44	30,322.13	0.00	10/01/29	09/01/30	--	23,000,000.00	22,969,677.87	11/01/24
19	10208277	1	RT	Miami Beach	FL	Actual/360	4.300%	78,128.61	0.00	0.00	N/A	09/05/29	--	21,100,000.00	21,100,000.00	11/05/24
20	10208278	1	LO	Newark	DE	Actual/360	4.200%	68,832.69	31,415.83	0.00	N/A	09/05/29	--	19,032,079.63	19,000,663.80	11/05/24
21	10208279	1	SS	Los Angeles	CA	Actual/360	2.792%	48,084.44	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	11/06/24
23	10208281	1	MU	New York	NY	Actual/360	4.140%	65,952.50	0.00	0.00	N/A	10/01/29	--	18,500,000.00	18,500,000.00	11/01/24
24	10203792	1	RT	Huber Heights	OH	Actual/360	3.562%	48,807.55	43,441.39	0.00	N/A	11/01/29	--	15,912,335.76	15,868,894.37	11/01/24
25	10208282	1	RT	Orlando	FL	Actual/360	3.780%	53,756.33	0.00	0.00	N/A	09/06/29	--	16,515,000.00	16,515,000.00	11/06/24
26	10208283	1	OF	Scottsdale	AZ	Actual/360	4.300%	59,173.99	22,479.80	0.00	N/A	11/06/29	--	15,980,973.29	15,958,493.49	11/06/24
27-A2	10208284	1	RT	Various	Various	Actual/360	4.316%	53,146.74	0.00	0.00	N/A	10/06/29	--	14,300,000.00	14,300,000.00	11/06/24
28	10208285	1	LO	Whitefish	MT	Actual/360	3.900%	42,678.98	23,354.57	0.00	N/A	11/06/29	--	12,708,381.52	12,685,026.95	11/06/24
29	10208286	1	RT	Various	DE	Actual/360	4.060%	44,527.69	20,872.10	0.00	N/A	10/06/29	--	12,736,349.98	12,715,477.88	11/06/24
30	10202178	1	RT	Mableton	GA	Actual/360	4.020%	41,775.22	18,045.91	0.00	N/A	10/01/29	--	12,067,949.44	12,049,903.53	11/01/24
31	10203962	1	SS	McLean	VA	Actual/360	3.100%	32,033.33	0.00	0.00	N/A	11/01/29	--	12,000,000.00	12,000,000.00	11/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10208287	1	LO	Hoover	AL	Actual/360	3.820%	35,348.50	20,236.00	0.00	N/A	09/06/29	--	10,746,040.79	10,725,804.79	11/06/24
33	10208288	1	LO	Ashburn	VA	Actual/360	4.400%	39,012.42	17,323.18	0.00	N/A	11/06/29	--	10,296,533.61	10,279,210.43	11/06/24
34	10208289	1	RT	Highland Heights	OH	Actual/360	4.900%	46,835.83	0.00	0.00	N/A	10/06/24	--	11,100,000.00	11,100,000.00	09/06/24
35	10203146	1	MF	Phoenix	AZ	Actual/360	3.250%	28,685.76	0.00	0.00	N/A	10/01/29	--	10,250,000.00	10,250,000.00	11/01/24
36	10208290	1	LO	Lithia Springs	GA	Actual/360	3.600%	28,639.55	17,961.60	0.00	N/A	10/06/29	--	9,238,563.11	9,220,601.51	11/06/24
37	10208291	1	MF	Alexandria	LA	Actual/360	4.060%	30,811.96	15,833.48	0.00	N/A	10/06/29	--	8,813,208.59	8,797,375.11	11/06/24
38	10208292	1	OF	Westerville	OH	Actual/360	4.120%	30,303.28	15,105.40	0.00	N/A	11/05/29	--	8,541,480.67	8,526,375.27	11/05/24
39	10208293	1	LO	Terre Haute	IN	Actual/360	4.110%	28,909.56	14,630.52	0.00	N/A	09/06/29	--	8,168,464.58	8,153,834.06	11/06/24
40	10208294	1	RT	Lenexa	KS	Actual/360	3.900%	25,968.15	12,590.73	0.00	N/A	10/06/29	--	7,732,450.28	7,719,859.55	11/06/24
41	10208295	1	SS	North Plains	OR	Actual/360	3.345%	20,156.71	14,197.40	0.00	N/A	10/06/29	--	6,997,845.64	6,983,648.24	11/06/24
42	10208296	1	MF	Dallas	TX	Actual/360	3.720%	23,552.17	11,658.40	0.00	N/A	10/06/29	--	7,352,394.16	7,340,735.76	11/06/24
43	10204060	1	SS	Chandler	AZ	Actual/360	3.350%	18,765.14	13,186.59	0.00	N/A	10/01/29	--	6,505,006.97	6,491,820.38	11/01/24
44	10208297	1	98	Orlando	FL	Actual/360	3.470%	19,422.36	0.00	0.00	N/A	10/06/29	--	6,500,000.00	6,500,000.00	11/06/24
45	10208298	1	SS	Wilbraham	MA	Actual/360	4.340%	23,103.92	8,718.35	0.00	N/A	09/06/29	--	6,182,111.30	6,173,392.95	11/06/24
46	10208299	1	LO	Calhoun	GA	Actual/360	4.240%	20,998.23	9,957.11	0.00	N/A	11/06/29	--	5,751,188.94	5,741,231.83	11/06/24
47	10208300	1	MF	Goldsboro	NC	Actual/360	3.683%	18,632.07	9,960.72	0.00	N/A	10/06/29	--	5,874,897.08	5,864,936.36	11/06/24
48	10208301	1	RT	Spring	TX	Actual/360	4.370%	21,296.38	7,395.57	0.00	10/01/29	09/01/34	--	5,659,331.34	5,651,935.77	11/01/24
49-A6	10208302	1	OF	Malvern	PA	Actual/360	4.860%	20,192.63	0.00	0.00	N/A	11/07/28	--	4,825,000.00	4,825,000.00	11/07/24
50	10208303	1	SS	Schenectady	NY	Actual/360	4.300%	15,041.41	5,743.19	0.00	N/A	11/06/29	--	4,062,195.75	4,056,452.56	11/06/24
51	10208304	1	RT	Edinburg	TX	Actual/360	4.250%	13,248.82	5,198.93	0.00	N/A	10/06/29	--	3,620,171.30	3,614,972.37	11/06/24
52	10208305	1	RT	Pittsburgh	PA	Actual/360	4.550%	9,151.26	3,845.08	0.00	N/A	10/06/29	--	2,335,664.07	2,331,818.99	11/06/24
53	10199490	1	MH	Gladstone	MI	Actual/360	4.150%	8,097.62	3,500.81	0.00	N/A	11/01/29	--	2,265,947.76	2,262,446.95	11/01/24
54	10208306	1	MF	Oak Park	MI	Actual/360	4.550%	8,196.28	3,464.75	0.00	N/A	09/06/29	--	2,091,926.49	2,088,461.74	11/06/24
55	10203258	1	MH	Bayfield	CO	Actual/360	4.550%	8,038.75	3,377.65	0.00	N/A	10/01/29	--	2,051,720.12	2,048,342.47	11/01/24
Totals								3,022,272.83	558,714.56	0.00				913,578,309.72	913,019,595.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A2A4A8	1	16,559,901.61	8,047,961.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1B	1	12,274,351.89	11,945,725.45	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1D	1	0.00	12,054,879.83	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1E	1	18,664,736.13	6,413,213.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1F	1	18,664,736.13	6,413,213.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A2	1	11,428,384.39	6,342,547.39	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A3	1	13,806,111.93	7,004,745.36	01/01/24	06/30/24	03/11/24	0.00	0.00	0.00	0.00	0.00	0.00
4-A5	1	13,806,111.93	7,004,745.36	01/01/24	06/30/24	03/11/24	0.00	0.00	0.00	0.00	0.00	0.00
5-A2-A3	1	7,599,467.00	3,894,073.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-B	1	28,741,874.99	22,567,136.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-C	1	28,741,874.99	22,567,136.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A6-A7	1	7,089,407.00	5,147,781.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-2	1	20,533,274.58	21,267,768.66	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,317,480.80	2,733,652.43	01/01/23	12/31/23	--	0.00	0.00	137,188.23	270,380.64	0.00	0.00
10	1	3,162,407.97	3,158,108.21	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A2	1	9,558,537.43	8,739,074.66	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,368,402.52	1,834,782.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,746,256.82	1,360,827.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,462,617.17	1,451,237.07	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-1-E	1	41,316,549.26	31,447,152.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,416,918.51	1,281,143.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,270,905.35	2,161,636.74	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,381,940.00	764,870.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,040,469.58	2,202,282.15	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	6,880,480.72	3,458,127.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,258,919.28	611,715.81	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,170,647.20	1,203,563.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,896,861.50	1,191,633.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1	1,020,811.85	1,219,615.42	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27-A2	1	2,904,557.63	1,323,822.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	2,774,751.72	2,516,588.44	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,591,417.89	1,095,174.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,253,279.62	1,388,488.62	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,698,390.06	1,802,824.90	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,060,358.83	1,133,446.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,437,844.15	1,668,784.71	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	937,135.00	938,306.00	01/01/24	06/30/24	--	0.00	0.00	46,240.92	91,131.06	0.00	0.00
35	1	2,078,110.21	1,249,225.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,896,129.11	2,066,163.01	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,034,285.00	549,767.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,299,515.95	1,119,398.57	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	1,204,042.70	1,123,557.28	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	506,700.56	231,404.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	2,113,061.85	1,132,439.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	1,066,776.35	508,170.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	725,974.72	367,660.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	961,032.18	752,861.16	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	613,129.75	613,098.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49-A6	1	12,033,968.00	6,186,853.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	621,004.93	563,248.88	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	361,585.60	144,699.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	285,829.99	88,642.15	04/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	1	242,069.10	150,824.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	227,148.85	105,710.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		325,108,538.28	234,311,512.44				0.00	0.00	183,429.14	361,511.70	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841708%	3.824249%	55
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841746%	3.824285%	56
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841782%	3.824317%	57
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841813%	3.824346%	58
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	24,000,000.00	3.841845%	3.824375%	59
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	40,000,000.00	0	0.00	1	17,973,258.93	3.864562%	3.847191%	59
05/17/24	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.872760%	3.855511%	59
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.872790%	3.855538%	60
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.872816%	3.855562%	61
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.872849%	3.855592%	62
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,779,927.30	0	0.00	3.872874%	3.855615%	63
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868183%	3.850874%	64
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	10208272	09/05/24	1	5	137,188.23	270,380.64	45.48	33,850,000.00	09/17/24	13
34	10208289	09/06/24	1	5	46,240.92	91,131.06	0.00	11,100,000.00
Totals					183,429.14	361,511.70	45.48	44,950,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		44,950,000	0		44,950,000	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		4,825,000	4,825,000		0	0
49 - 60 Months		809,622,982	809,622,982		0	0
> 60 Months		53,621,614	53,621,614		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	913,019,595	868,069,595	44,950,000	0	0	0
Oct-24	913,578,310	868,628,310	44,950,000	0	0	0
Sep-24	914,137,790	914,137,790	0	0	0	0
Aug-24	914,662,542	914,662,542	0	0	0	0
Jul-24	915,185,540	915,185,540	0	0	0	0
Jun-24	939,739,817	939,739,817	0	0	0	0
May-24	958,262,801	922,262,801	36,000,000	0	0	0
Apr-24	958,845,967	958,845,967	0	0	0	0
Mar-24	959,391,881	959,391,881	0	0	0	0
Feb-24	960,006,789	960,006,789	0	0	0	0
Jan-24	960,548,796	960,548,796	0	0	0	0
Dec-23	981,868,908	981,868,908	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	10208272	33,850,000.00	33,850,000.00	51,900,000.00	01/01/20	2,684,656.43	1.66000	12/31/23	06/05/24	I/O
Totals		33,850,000.00	33,850,000.00	51,900,000.00		2,684,656.43

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	10208272	OF	NJ	09/17/24	13
"

10/25/2024 The Loan transferred to Special Servicing effective 9/16/2024 due to maturity default. Loan matured on June 5, 2024, and Borrower was unable to provide a commitment letter beyond 9/15/2024. Loan is secured by a 209,671

SF office building located in Newark, NJ. As of YE 2023, the property was 94.68% occupied. SS evaluating Borrower's proposal.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
4-A3	10200605	1	25,000,000.00	4.43598%	25,000,000.00 4.43598%		8	02/27/24	02/27/24	02/27/24
4-A5	10200607	1	15,000,000.00	4.43598%	15,000,000.00 4.43598%		8	02/27/24	02/27/24	02/27/24
48	10208301	1	5,750,000.00	4.37000%	5,750,000.00 4.37000%		10	05/15/20	05/01/20	05/01/20
Totals			45,750,000.00		45,750,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	7,287.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,287.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,287.15

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28